INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2024	Dec. 31, 2023
Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.30%	6.20%
Terminal Capitalization Rate	4.80%	4.80%
Investment Horizon (years)	11,000,000	11,000,000
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.90%	7.90%
Terminal Capitalization Rate	6.30%	6.20%
Investment Horizon (years)	10,000,000	10,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.10%	8.60%
Terminal Capitalization Rate	6.20%	5.80%
Investment Horizon (years)	14,000,000	13,000,000
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.90%	7.40%